OTHER INCOME	12 Months Ended
Dec. 31, 2021
OTHER INCOME
OTHER INCOME

21.    OTHER INCOME

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)

Currency exchange service income	4,670	67,000	201,030
IPO subscription service charge income	26,537	159,682	169,336
Enterprise public relations service charge income	16,156	29,988	96,327
Underwriting fee income	19,579	30,797	86,880
Funds distribution service income	10,447	42,658	68,856
Market information and data income	2,692	18,463	43,921
Others	5,206	6,469	17,745
Total	85,287	355,057	684,095